Common Stock Warrants and Common Stock Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Schedule of common stock warrant activity

Common Stock Warrants	Number of Warrants	Date Issued	Term	Exercise Price

Outstanding at December 31, 2017	321,590

Warrants issued	56,696	June 2018	5 Years	$36.40
Common Stock Offering Warrants Issued	267,853	August 2018	5 Years	$23.00	(1)
Common Stock Offering - Dealer Manager Warrants	13,393	August 2018	5 Years	$34.50
Warrants exercised	(73,783)
Expired Warrants	(24,406)
Outstanding at December 31, 2018	561,343
Warrants issued	8,334	July 2019	5 Years	$33.75
Warrants Exercised	(64,901)	August 2018		$23.00
Warrants Exercised	(15,600)	August 2018		$19.00
Outstanding at September 30, 2019	489,176

(1)	The common stock warrants issued in November 2017 with an initial exercise price of $30.00 per share adjusted downward to $19.00 per share effective July 24, 2018 in connection with our Rights Offering, and may be subject to further downward adjustments, pursuant to antidilution price adjustment protection contained within those warrants.

Common Stock Warrants	Number of Warrants	Date Issued	Term	Exercise Price

Outstanding at December 31, 2016	41,465

Common Stock Offering Warrants Issued	232,875	November 2017	5 years	$30.00	(1)
Common Stock Offering Underwriter Warrants	47,250	November 2017	5 years	$30.00
Outstanding at December 31, 2017	321,590

Warrants issued	56,696	June 2018	5 Years	$36.40
Common Stock Offering Warrants Issued	267,853	August 2018	5 Years	$23.00	(1)
Common Stock Offering - Dealer Manager Warrants	13,393	August 2018	5 Years	$34.50
Warrants exercised	(73,783)
Expired Warrants	(24,406)
Outstanding at December 31, 2018	561,343

(1)	The Common Stock warrants issued in November 2017 with an initial exercise price of $30.00 per share adjusted downward to $19.00 per share effective July 24, 2018 in connection with our Rights Offering, and may be subject to further downward adjustments, pursuant to antidilution price adjustment protection contained within those warrants.